UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	February 15, 2005


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	402,710



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
ABBOTT LABORATORIES, INC.       COM   002824100       218      4670 SH         SOLE          SOLE
ARBITRON, INC.		        COM   03875Q108       358      9150 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     45444       517 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      9715      3309 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     27651    564298 SH         SOLE          SOLE
BLYTH, INC.		        COM   09643P108       355     12000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     30529    983205 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5656    135820 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     31429    957030 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       325      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     29902    617685 SH         SOLE          SOLE
EBAY, INC.                      COM   278642103       355      3050 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105       987    257800 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108      1338     51471 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       580     15900 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     21519    503480 SH         SOLE          SOLE
HORNBECK OFFSHORE SERVICES INC. COM   440543106       282     14635 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     20279    932800 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       473      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     20705    415595 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105     13880   1264147 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     40433    111081 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104      1793     81500 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       520     12500 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103     29954    911015 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       416      7500 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      8420    254700 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      3882    256070 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       492      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     30845    638885 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       741     25000 SH         SOLE          SOLE
THE SOUTH FINANCIAL GROUP INC.  COM   837841105       643     19767 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       401      6400 SH         SOLE          SOLE
THOR INDUSTRIES, INC.           COM   885160101     20301    547930 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       435      8278 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1454      3700 SH         SOLE          SOLE
                                                   402710